Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with the Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance. As we became a publicly traded company in June 2021, we are providing such information only for 2021 and 2022. For purposes of Item 402(v), our CEO is the Principal Executive Officer, or PEO. For additional information on our compensation programs and philosophy and how we design our compensation programs, see the section titled “Compensation Discussion and Analysis”.

			Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)		Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)	Net Income ($) (7)	Adjusted EBITDA ($) (8)
2022	4,320,006	(11,727,894)	1,884,504	(2,329,181)	15.38	96.45	(428,388,908)	152,506,092
2021	31,685,996	17,524,661	12,179,312	9,310,167	58.93	115.70	(116,737,000)	27,257,041
(1)	Amounts represent the total compensation reported for Dr. Hernandez for each corresponding year in the “Total” column of the Summary Compensation Table above.
(2)
Amounts represent the amount of “compensation actually paid” to Dr. Hernandez, as calculated in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect actual amounts of compensation earned or paid to Dr. Hernandez during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Dr. Hernandez’ total compensation for each year to determine the “compensation actually paid” to him:

Year	Reported Summary Compensation Table Total for PEO ($)	Less: The Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2022	4,320,006	(3,961,126)	(12,086,775)	(11,727,894)
2021	31,685,996	(30,988,980)	16,827,645	17,524,661
(a)
Amounts reported in this column reflect the subtraction of the grant date fair value of equity awards, as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity award granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the sample applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (a)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in the fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	536,284	(12,411,173)	427,725	(639,611)	—	(12,086,775)
2021	16,827,645	—	—	—	—	16,827,645
(a)	Represents PARSUs granted in March 2022 with respect to 2021 performance.
(3)
Amounts represent the average of the amounts reported our NEOs as a group (excluding our PEO), in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts were (i) for 2022, Brian Koppy, Dr. Richard Aguilar, Robert Camerlinck, and David Armstrong, and (ii) for 2021, Brian Koppy, Dr. Richard Aguilar, David Armstrong and Mark Novell.

(4)
Amounts represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the “compensation actually paid”, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for NEOs	Average Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Average Compensation Actually Paid to NEOs (excluding the PEO) ($)
2022	1,884,504	(1,547,160)	(2,666,524)	(2,329,181)
2021	12,179,312	(6,739,185)	3,870,039	9,310,167
(a)
Amounts reported in this column reflect the subtraction of the grant date fair value of equity awards, as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity award granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the sample applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (a)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in the fair	Total Average Equity Award Adjustments ($)
2022	270,989	(2,901,683)	214,761	(250,591)	—	(2,666,524)
2021	3,870,039	—	—	—	—	3,870,039
(a)	Represents PARSUs granted in March 2022 with respect to 2021 performance.
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Health Care Index.

(7)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(8)
Company Selected Measure is defined as Adjusted EBITDA, where “EBITDA” is defined as net income (loss) before interest, income taxes, depreciation and amortization and “Adjusted EBITDA” is defined as EBITDA, adjusted to add back the effect of certain expenses, such as stock- based compensation expense, non-cash
goodwill impairment loss, transaction costs (consisting of transaction costs and corporate development payroll costs), restructuring and other charges, fair value adjustments in contingent consideration, loss on extinguishment of debt and changes in fair value of warrant liabilities. For the periods through December 31, 2022, in calculating Adjusted EBITDA, we also excluded the impact of de novo losses consisting of costs associated with the ramp up of new medical centers and losses incurred for the 12 months after the opening of a new facility. While we consider numerous financial and non-financial
performance measures for the purpose of evaluating and determining executive compensation, we consider Adjusted EBITDA, which is one of the measures used to determine annual cash incentive compensation for our NEOS, to be the most important performance measure that we used to link “compensation actually paid” to the NEOs for fiscal year 2022 to our performance for 2022.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	for 2022, Brian Koppy, Dr. Richard Aguilar, Robert Camerlinck, and David Armstrong	for 2021, Brian Koppy, Dr. Richard Aguilar, David Armstrong and Mark Novell.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Health Care Index.
PEO Total Compensation Amount	$ 4,320,006	$ 31,685,996
PEO Actually Paid Compensation Amount	$ (11,727,894)	17,524,661
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO ($)	Less: The Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2022	4,320,006	(3,961,126)	(12,086,775)	(11,727,894)
2021	31,685,996	(30,988,980)	16,827,645	17,524,661

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (a)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in the fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	536,284	(12,411,173)	427,725	(639,611)	—	(12,086,775)
2021	16,827,645	—	—	—	—	16,827,645

Non-PEO NEO Average Total Compensation Amount	$ 1,884,504	12,179,312
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,329,181)	9,310,167
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for NEOs	Average Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Average Compensation Actually Paid to NEOs (excluding the PEO) ($)
2022	1,884,504	(1,547,160)	(2,666,524)	(2,329,181)
2021	12,179,312	(6,739,185)	3,870,039	9,310,167

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (a)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in the fair	Total Average Equity Award Adjustments ($)
2022	270,989	(2,901,683)	214,761	(250,591)	—	(2,666,524)
2021	3,870,039	—	—	—	—	3,870,039

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The following chart provides a graphical representation of the “compensation actually paid” to Dr. Hernandez, our PEO, and the average of the “compensation actually paid” to our non-PEO
NEOs versus cumulative TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following chart provides a graphical representation of the “compensation actually paid” to Dr. Hernandez, our PEO, and the average of the “compensation actually paid” to our non-PEO
NEOs versus net income (loss).

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted EBITDA
The following chart provides a graphical representation of the “compensation actually paid” to Dr. Hernandez, our PEO, and the average of the “compensation actually paid” to our non-PEO
NEOs versus Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and Cumulative TSR
The following chart provides a graphical representation of the “compensation actually paid” to Dr. Hernandez, our PEO, and the average of the “compensation actually paid” to our non-PEO
NEOs versus cumulative TSR.

Tabular List [Table Text Block]
Financial Performance Measures
For the most recently completed fiscal year, the most important financial measures that we used to link executive compensation actually paid to our NEOs to our performance are as follows:

•	Adjusted EBITDA

•	Revenue

•	Total Shareholder Return

Total Shareholder Return Amount	$ 15.38	58.93
Peer Group Total Shareholder Return Amount	96.45	115.7
Net Income (Loss)	$ (428,388,908)	$ (116,737,000)
Company Selected Measure Amount	152,506,092	27,257,041
PEO Name	Dr. Hernandez
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | The Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,961,126)	$ (30,988,980)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,086,775)	16,827,645
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	536,284	16,827,645
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,411,173)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	427,725
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(639,611)
Non-PEO NEO [Member] | The Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,547,160)	(6,739,185)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,666,524)	3,870,039
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	270,989	$ 3,870,039
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,901,683)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	214,761
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (250,591)